Fair Value Measurements	12 Months Ended
Oct. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 5: FAIR VALUE MEASUREMENTS
Certain assets and liabilities, primarily

financial instruments, are carried on

the balance sheet at their fair value on a recurring

basis. These financial instruments
include trading loans and securities, non-trading

financial assets at FVTPL, financial assets

and liabilities designated at FVTPL, financial

assets at FVOCI,
derivatives, certain securities purchased under

reverse repurchase agreements, trading

deposits, securitization liabilities at fair value,

obligations related to
securities sold short, and certain obligations

related to securities sold under repurchase

agreements. All other financial assets

and financial liabilities are carried at
amortized cost.
(a) VALUATION GOVERNANCE
Valuation processes are guided by policies and procedures

that are approved by senior management

and subject matter experts. Senior Executive

oversight over
the valuation process is provided through various

valuation committees. Further, the Bank has a number of

additional controls in place, including an independent
price verification process to ensure the accuracy

of fair value measurements reported in

the financial statements. The sources used

for independent pricing comply
with the standards set out in the approved

valuation-related policies, which include

consideration of the reliability, relevancy, and timeliness of data.
(b)

METHODS AND ASSUMPTIONS
The Bank calculates fair value for measurement

and disclosure purposes based on the following

methods of valuation and assumptions:
Government and Government-Related Securities
The fair value of Canadian government debt

securities is determined by quoted prices in

active markets, reference to recent transaction

prices, or third-party
vendor prices. In cases where external and

independent prices are not readily available,

alternate techniques based on the risk

metrics and unique characteristics
of the security are utilized.
The fair value of Canadian residential mortgage-backed

securities (MBS) is based on third-party vendor

prices, reference to recent transaction prices,

or
valuation techniques that utilize observable

inputs such as benchmark government bond

prices, government bond yield curves, quoted

yield spreads and
prepayment rate assumptions related

to the underlying collateral.
The fair value of U.S. government and agency

debt securities is determined by reference

to recent transaction prices, broker quotes,

or third-party vendor
prices. For U.S. agency MBS pricing, brokers

or third-party vendors may use a pool-specific

valuation model to value these securities, using

observable market
inputs.
The fair value of other Organisation for Economic

Co-operation and Development (OECD)

government-guaranteed debt is based

on broker quotes and third-
party vendor prices, or where external and independent

prices are not readily available, alternate

techniques based on the risk metrics and unique

characteristics
of the security are utilized.
Other Debt Securities
The fair value of corporate and other debt

securities is based on broker quotes, third-party

vendor prices, or alternate techniques

utilizing the risk metrics and
unique characteristics of the security. Asset-backed securities are primarily fair valued using third-party

vendor prices, including those generated by issue-specific
valuation models using observable market

inputs.
Equity Securities
The fair value of equity securities is based

on quoted prices in active markets, where available.

Where quoted prices in active markets are not readily

available,
such as for private equity securities, or

where there is a wide bid-ask spread, fair

value is determined based on quoted

market prices for similar securities or
through valuation techniques, including discounted

cash flow analysis, multiples of earnings

before taxes, depreciation and amortization,

and other relevant
valuation techniques.
If there are trading restrictions on the equity

security held, a valuation adjustment is

recognized against available prices to reflect

the nature of the restriction.
However, restrictions that are not part of the security held and represent a separate contractual arrangement

that has been entered into by the Bank and a third
party do not impact the fair value of the original

instrument.
The cost of Federal Reserve stock and

Federal Home Loan Bank (FHLB) stock

approximates fair value.
Retained Interests
Retained interests are classified as trading

securities and are initially recognized at their relative

fair market value. Subsequently, the fair value of retained interests recognized by the Bank is determined by

estimating the present value of future expected

cash flows.

Differences between the actual cash flows and

the Bank’s
estimate of future cash flows are recognized

in income. These assumptions are subject

to periodic review and may change due

to significant changes in the
economic environment.
Loans
The estimated fair value of loans carried at amortized

cost reflects changes in market price that

have occurred since the loans were originated

or purchased.
Estimated fair value is determined by discounting

the expected future cash flows related

to these loans at current market interest rates

for loans with similar credit
risks. Changes in interest rates have

minimal impact on the fair value of floating-rate

loans since they reprice to the market

frequently, and therefore their carrying
value approximates their fair value. The

fair value of loans is not adjusted for the value

of any credit protection the Bank has purchased

to mitigate credit risk.
The fair value of loans carried at FVTPL,

which includes trading loans and non-trading

loans at FVTPL, is determined using observable

market prices, where
available. Where the Bank is a market maker

for loans traded in the secondary market,

fair value is determined using executed prices,

or prices for comparable
trades. For those loans where the Bank is

not a market maker, the Bank obtains broker quotes from other reputable dealers, or uses valuation techniques

to
determine fair value.
The fair value of loans carried at FVOCI is assumed

to approximate amortized cost as they are

generally floating rate performing loans

that are short term in
nature.
Commodities
The fair value of commodities is based on quoted

prices in active markets, where available.

The Bank also transacts commodity derivative

contracts which can be
traded on an exchange or in OTC markets.
Derivative Financial Instruments
The fair value of exchange-traded derivative financial

instruments is based on quoted market prices.

The fair value of OTC derivative financial

instruments is
estimated using well established valuation

techniques, such as discounted cash flow

techniques, the Black-Scholes model,

and Monte Carlo simulation. The
valuation models incorporate inputs that are

observable in the market or can be derived

from observable market data.
Prices derived by using models are recognized

net of valuation adjustments. The inputs

used in the valuation models depend on

the type of derivative and the
nature of the underlying instrument and are

specific to the instrument being valued.

Inputs can include, but are not limited to, interest

rate yield curves, foreign
exchange rates, dividend yield projections,

commodity spot and forward prices, recovery

rates, volatilities, spot prices, and correlation.
A credit valuation adjustment (CVA) is recognized against the model value of OTC derivatives to account

for the uncertainty that the counterparty in a derivative
transaction may not be able to fulfil its obligations

under the transaction to the Bank. In determining

CVA, the Bank takes into account master netting agreements
and collateral, and considers the creditworthiness

of the counterparty, using market observed or proxy credit

spreads, in assessing potential future amounts

owed
to the Bank.
The fair value of a derivative is partly a function

of collateralization. The Bank uses relevant

overnight borrowing curves to discount

the cash flows for
collateralized derivatives as most collateral

is posted in cash and can be funded at the

overnight rate.
A funding valuation adjustment (FVA) is recognized against the model value of OTC derivatives to recognize

the market implied unsecured funding costs

and
benefits considered in the pricing and fair value

determination. Some of the key drivers

of FVA include the market implied funding spread and the expected average exposure by counterparty.
The Bank will continue to monitor industry

practice on valuation adjustments and

may refine the methodology as market practices

evolve.
Deposits
The estimated fair value of term deposits is

determined by discounting the expected future

cash flows using interest rates currently offered

for deposits with similar
terms.
For deposits with no defined maturities,

the Bank considers fair value to equal carrying

value, which is equivalent to the amount payable

on the balance sheet
date.
For trading deposits and deposits designated

at FVTPL, which is included in financial liabilities

designated at FVTPL, fair value is determined

using discounted
cash flow valuation techniques which

maximize the use of observable market inputs

such as benchmark yield curves and foreign

exchange rates. The Bank
considers the impact of its own creditworthiness

in the valuation of these deposits by reference

to observable market inputs.
Securitization Liabilities
The fair value of securitization liabilities is based

on quoted market prices or quoted market

prices for similar financial instruments,

where available. Where quoted
prices are not available, fair value is determined

using valuation techniques, which maximize

the use of observable inputs, such as

Canada Mortgage Bond (CMB)
curves and MBS curves.
Obligations Related to Securities Sold

Short
The fair value of these obligations is based

on the fair value of the underlying securities,

which can include equity or debt securities.

As these obligations are fully
collateralized, the method used to determine

fair value would be the same as that of

the relevant underlying equity or debt securities.
Securities Purchased Under Reverse

Repurchase Agreements and Obligations

Related to Securities Sold Under Repurchase

Agreements
Commodities and certain bonds and equities

purchased or sold with an agreement

to sell or repurchase them at a later

date at a fixed price are carried at fair
value. The fair value of these agreements

is based on valuation techniques such as discounted

cash flow models which maximize the use of observable

market
inputs such as interest rate swap curves

and commodity forward prices.
Subordinated Notes and Debentures
The fair value of subordinated notes and debentures

are based on quoted market prices.
Portfolio Exception
IFRS 13, Fair Value Measurement

provides a measurement exception

that allows an entity to determine the fair

value of a group of financial assets and liabilities
with offsetting risks based on the sale or transfer

of its net exposure to a particular risk or

risks. The Bank manages certain financial

assets and financial liabilities,
such as derivative assets and derivative liabilities,

on the basis of net exposure to a particular risk,

or risks; and uses mid-market prices as a basis

for establishing
fair values for the offsetting risk positions and

applies the most representative price

within the bid-ask spread to the net open position,

as appropriate. Refer to
Note 2 for further details on the use of the portfolio

exception to establish fair value.
(c)

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The carrying value and fair value of financial

assets and liabilities not carried at fair

value are disclosed in the table below. For these instruments,

fair values are
calculated for disclosure purposes only, using the valuation techniques used by the Bank. In addition, the Bank

has determined that the carrying value of

certain
financial assets and liabilities approximates

their fair value, which include: cash and

due from banks, interest-bearing deposits

with banks, amounts receivable
from brokers, dealers, and clients, other

assets, amounts payable to brokers, dealers,

and clients, and other liabilities. Substantially

all securities purchased under
reverse repurchase agreements and obligations

related to securities sold under repurchase

agreements are measured at amortized cost

where the carrying value
approximates their fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities
$ 183,593 $ 182,478 $ 206,815 $ 202,667
Other debt securities 56,846 56,679 64,800 63,509
Total debt securities at amortized cost, net of allowance for credit losses 240,439 239,157 271,615 266,176
Total loans, net of allowance for loan losses 953,012 956,424 949,549 949,227
Total financial assets not carried at fair value $ 1,193,451 $ 1,195,581 $ 1,221,164 $ 1,215,403
FINANCIAL LIABILITIES
Deposits $ 1,267,104 $ 1,267,466 $ 1,268,680 $ 1,266,562
Securitization liabilities at amortized

cost

14,841 14,805 12,365 12,123
Subordinated notes and debentures

10,733 10,929 11,473 11,628
Total financial liabilities not carried at fair value $ 1,292,678 $ 1,293,200 $ 1,292,518 $ 1,290,313
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(d)

FAIR VALUE HIERARCHY
IFRS requires disclosure of a three-level hierarchy

for fair value measurements based upon

the observability of inputs to the valuation of

an asset or liability as of
the measurement date. The three levels are

defined as follows:
Level 1
: Fair value is based on quoted market prices

for identical assets or liabilities that are

traded in an active exchange market

or highly liquid and actively
traded in OTC markets.
Level 2
: Fair value is based on observable inputs other

than Level 1 prices, such as quoted

market prices for similar (but not identical) assets

or liabilities in active
markets, quoted market prices for identical

assets or liabilities in markets that are

not active, and other inputs that are observable

or can be corroborated by
observable market data for substantially the

full term of the assets or liabilities. Level

2 assets and liabilities include debt securities

with quoted prices that are
traded less frequently than exchange-traded

instruments and derivative contracts

whose value is determined using valuation

techniques with inputs that are
observable in the market or can be derived

principally from or corroborated by observable

market data.
Level 3
: Fair value is based on non-observable inputs

that are supported by little or no market

activity and that are significant to the

fair value of the assets or
liabilities. Financial instruments classified

within Level 3 of the fair value hierarchy are

initially recognized at their transaction price,

which is considered the best
estimate of fair value. After initial measurement,

the fair value of Level 3 assets and liabilities

is determined using valuation models, discounted

cash flow
methodologies, or similar techniques.
Fair Value Hierarchy for Assets and Liabilities not carried

at Fair Value
The following table presents the levels within

the fair value hierarchy for each of the

financial assets and liabilities not carried at fair

value as at October 31, 2025
and October 31, 2024, but for which fair

value is disclosed.
Fair Value Hierarchy for Assets and

Liabilities not carried at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1
Level 2

Level 3 Total
ASSETS
Debt securities at amortized cost, net of allowance for
credit losses
Government and government-related securities $ – $ 182,478 $ – $ 182,478 $ – $ 202,667 $ – $ 202,667
Other debt securities

– 56,679 – 56,679 – 63,509 – 63,509
Total debt securities

at amortized cost, net of allowance
for credit losses – 239,157 – 239,157 – 266,176 – 266,176
Total loans, net

of allowance for loan losses
– 280,842 675,582 956,424 – 285,070 664,157 949,227
Total assets with

fair value disclosures
$ – $ 519,999 $ 675,582 $ 1,195,581 $ – $ 551,246 $ 664,157 $ 1,215,403
LIABILITIES
Deposits $ – $ 1,267,466 $ – $ 1,267,466 $ – $ 1,266,562 $ – $ 1,266,562
Securitization liabilities at amortized cost

– 14,805 – 14,805 – 12,123 – 12,123
Subordinated notes and debentures

– 10,929 – 10,929 – 11,628 – 11,628
Total liabilities with

fair value disclosures
$ – $ 1,293,200 $ – $ 1,293,200 $ – $ 1,290,313 $ – $ 1,290,313
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.
The following table presents

the levels

within the fair value hierarchy for each

of the assets and liabilities measured

at fair value on a recurring basis as at
October 31, 2025

and October 31, 2024.
Fair Value Hierarchy for Assets and

Liabilities Measured at Fair Value

on a Recurring Basis
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 4,892 $ 3,875 $ – $ 8,767 $ 691 $ 9,551 $ – $ 10,242
Provinces

– 4,537 – 4,537 – 6,398 – 6,398
U.S. federal, state, municipal governments,

and agencies debt
2,973 20,811 – 23,784 – 18,861 – 18,861
Other OECD government-guaranteed debt 283 5,818 – 6,101 – 9,722 – 9,722
Mortgage-backed securities – 768 – 768 – 1,352 – 1,352
Other debt securities
Canadian issuers

– 6,695 67 6,762 – 6,611 12 6,623
Other issuers – 16,508 – 16,508 – 15,845 14 15,859
Equity securities 87,713 171 25 87,909 68,682 34 12 68,728
Trading loans

– 30,032 – 30,032 – 23,518 – 23,518
Commodities 33,446 1,521 – 34,967 13,504 962 – 14,466
Retained interests – 1 – 1 – 1 – 1

129,307 90,737 92 220,136

82,877 92,855 38 175,770
Non-trading financial assets at fair value through
profit or loss
Securities

465

5,019 1,567 7,051

391

1,188 1,233 2,812
Loans – 344 – 344 – 3,057 – 3,057

465 5,363 1,567 7,395

391 4,245 1,233 5,869
Derivatives

Interest rate contracts

6

10,990 8 11,004

2

15,440 – 15,442
Foreign exchange contracts

30 53,576 3 53,609 47 51,001 13 51,061
Credit contracts

– 44 – 44 – 6 – 6
Equity contracts

162 12,534 – 12,696 64 6,167 – 6,231
Commodity and other contracts

752 4,867 – 5,619 548 4,756 17 5,321

950 82,011 11 82,972

661 77,370 30 78,061
Financial assets designated at
fair value through profit or loss
Securities 1

–

6,986 – 6,986

–

6,417 – 6,417

– 6,986 – 6,986

– 6,417 – 6,417
Financial assets at fair value through other
comprehensive income
Government and government-related securities
Canadian government debt
Federal 100 15,791 – 15,891 – 18,139 – 18,139
Provinces

– 21,080 – 21,080 – 21,270 – 21,270
U.S. federal, state, municipal governments,

and agencies debt
851 53,641 – 54,492 – 35,197 – 35,197
Other OECD government-guaranteed debt – 7,875 – 7,875 – 1,679 – 1,679
Mortgage-backed securities – 1,896 – 1,896 – 2,137 – 2,137
Other debt securities
Asset-backed securities – 8,709 – 8,709 – 1,384 – 1,384
Corporate and other debt – 13,091 – 13,091 – 9,439 7 9,446
Equity securities 1,136 – 1,911 3,047 1,058 2 3,355 4,415
Loans – 288 – 288 – 230 – 230

2,087 122,371 1,911 126,369

1,058 89,477 3,362 93,897
Securities purchased under reverse
repurchase agreements – 7,574 – 7,574 – 10,488 – 10,488
FINANCIAL LIABILITIES
Trading deposits – 37,609 273 37,882 – 29,907 505 30,412
Derivatives

Interest rate contracts

6

9,572

76

9,654

3

13,283

158

13,444
Foreign exchange contracts

24 42,496 5 42,525 30 40,936 12 40,978
Credit contracts

– 440 – 440 – 403 – 403
Equity contracts

– 19,528 155 19,683 – 7,974 24 7,998
Commodity and other contracts

806 6,193 55 7,054 673 4,845 27 5,545

836 78,229 291

79,356

706 67,441 221

68,368
Securitization liabilities at fair value

–

25,283

–

25,283

–

20,319

–

20,319
Financial liabilities designated
at fair value through profit or loss

–

197,633

2

197,635

–

207,890

24

207,914
Obligations related to securities sold short
1

15,342

28,453

–

43,795

1,783

37,732

–

39,515
Obligations related to securities sold
under repurchase agreements – 11,557 – 11,557 – 9,736 – 9,736
1

Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
(e)

TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS

AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets

and liabilities between the different levels of

the fair value hierarchy using the fair values as

at the end of each
reporting period. Assets and liabilities are

transferred between Level 1 and Level 2

depending on whether there is sufficient frequency

and volume in an active
market.
During the year ended October 31, 2025,

the Bank transferred $
810

million of trading loans, securities, and other, and $
561

million of obligations related to
securities sold short from Level 2 to Level 1.

During the year ended October 31, 2025, there

were no significant transfers from Level 1

to Level 2. There were no
significant transfers between Level 1 and Level

2 during the year ended October

31, 2024.
Movements of Level 3 instruments
Significant transfers into and out of Level 3 occur

mainly due to the following reasons:
●

Transfers from Level 3 to Level 2 occur when techniques

used for valuing the instrument incorporate

significant observable market inputs or broker-dealer
quotes which were previously not observable.

●

Transfers from Level 2 to Level 3 occur when an instrument’s fair value, which was previously determined

using valuation techniques with significant

observable
market inputs, is now determined using

valuation techniques with significant unobservable

inputs.
Due to the unobservable nature of the inputs

used to value Level 3 financial instruments,

there may be uncertainty about the valuation

of these instruments. The
fair value of Level 3 instruments may be drawn

from a range of reasonably possible alternatives.

In determining the appropriate levels for these

unobservable
inputs, parameters are chosen so that they

are consistent with prevailing market evidence

and management judgment.
There were no significant transfers between

Level 2 and Level 3 during the years ended

October 31, 2025 and October 31, 2024.
There were no other significant changes to

the unobservable inputs and sensitivities

for assets and liabilities classified as Level

3 during the years ended
October 31, 2025

and October 31, 2024.
(f)

RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the years
ended October 31, 2025

and October 31, 2024.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2024 in income 2 in OCI 3,4 Issuances Settlements Level 3 Level 3 2025 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 26 (1) – – (26) 70 (2) 67 (2)
Equity securities 12 1 – 21 (9) – – 25 –

38 – – 21 (35) 70 (2) 92 (2)
Non-trading financial assets at
fair value through profit or loss
Securities 1,233 33 – 385 (74) – (10) 1,567 (5)

1,233 33 – 385 (74) – (10) 1,567 (5)
Financial assets at fair value
through other comprehensive
income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 3 15 13 (1,472) – (3) 1,911 13

$ 3,362 $ 3 $ 15 $ 13 $ (1,479) $ – $ (3) $ 1,911 $ 13
FINANCIAL LIABILITIES
Trading deposits 6 $ (505) $ 33 $ – $ (191) $ 350 $ – $ 40 $ (273) $ 32
Derivatives
7
Interest rate contracts (158) 80 – – 10 – – (68) 83
Foreign exchange contracts 1 (18) – – 4 8 3 (2) (3)
Equity contracts (24) (108) – – (24) (2) 3 (155) (108)
Commodity and other contracts (10) (45) – – – – – (55) (48)
(191) (91) – – (10) 6 6 (280) (76)
Financial liabilities designated
at fair value through profit or loss (24) 10 – (24) 36 – – (2) 1
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2023 in income 2 in OCI 3,4
Issuances Settlements
Level 3 Level 3 2024 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 91 (88) 33 (76) 26 –
Equity securities 10 (1) – 11 (8) – – 12 –

142 – – 102 (163) 33 (76) 38 –
Non-trading financial assets at
fair value through profit or loss
Securities 980 98 – 232 (76) – (1) 1,233 80

980 98 – 232 (76) – (1) 1,233 80
Financial assets at fair value
through other comprehensive
income
Other debt securities 27 – (3) 3 (20) – – 7 –
Equity securities

2,377 – (7) 1,171 (205) 19 – 3,355 3

$ 2,404 $ – $ (10) $ 1,174 $ (225) $ 19 $ – $ 3,362 $ 3
FINANCIAL LIABILITIES
Trading deposits 6 $ (985) $ (13) $ – $ (122) $ 540 $ – $ 75 $ (505) $ (6)
Derivatives 7
Interest rate contracts (126) (70) – – 38 – – (158) (34)
Foreign exchange contracts (6) 14 – – 2 (14) 5 1 4
Equity contracts (21) (5) – – (2) 3 1 (24) (6)
Commodity and other contracts (1) (5) – – (4) – – (10) (9)
(154) (66) – – 34 (11) 6 (191) (45)
Financial liabilities designated
at fair value through profit or loss (22) 127 – (260) 131 – – (24) 127
1

Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7 Consists of derivative assets of $ 11

million (October 31, 2024/November 1, 2024 – $
30

million; November 1, 2023 – $
22

million) and derivative liabilities of $
291

million
(October 31, 2024/November 1, 2024 – $ 221

million; November 1, 2023 – $
176

million), which have been netted in this table for presentation purposes only.
(g)

VALUATION OF ASSETS AND LIABILITIES CLASSIFIED AS LEVEL 3
Significant unobservable inputs in Level

3 positions
The following section discusses the significant

unobservable inputs for Level 3 positions

and assesses the potential effect that a change

in each unobservable
input may have on the fair value measurement.
Price Equivalent
Certain financial instruments, mainly

debt and equity securities, are valued using price

equivalents when market prices are

not available,

with fair value measured
by comparison with observable pricing data

from instruments with similar characteristics.

For debt securities, the price equivalent is

expressed in ‘basis points’, and
represents a percentage of the par amount.

For equity securities, the price equivalent

is based on a percentage of a proxy price.

There may be wide ranges
depending on the liquidity of the securities.

New issuances of debt and equity securities

are priced at 100% of the issue price.
Correlation
The movements of inputs are not necessarily

independent from other inputs. Such relationships,

where material to the fair value of a given instrument,

are
captured via correlation inputs into the pricing

models. The Bank includes correlation

between the asset class,

as well as across asset classes. For

example, price
correlation is the relationship between prices

of equity securities in equity basket

derivatives, and quanto correlation is the relationship

between instruments which
settle in one currency and the underlying

securities which are denominated in another

currency.
Implied Volatility
Implied volatility is the value of the volatility

of the underlying instrument which, when

input in an option pricing model, such as Black-Scholes,

will return a
theoretical value equal to the current

market price of the option. Implied volatility

is a forward-looking and subjective measure,

and differs from historical volatility
because the latter is calculated from known

past returns of a security.
Funding Ratio
The funding ratio is a significant unobservable

input required to value loan commitments issued

by the Bank. The funding ratio represents

an estimate of the
percentage of commitments that are ultimately

funded by the Bank. The funding ratio is

based on a number of factors such as observed

historical funding
percentages within the various lending channels

and the future economic outlook, considering

factors including, but not limited to, competitive

pricing and
fixed/variable mortgage rate gap. An increase/decrease

in the funding ratio will increase/decrease

loan commitment liability values in relationship

to prevailing
interest rates.
Earnings Multiple, Discount Rate, and Liquidity

Discount
Earnings multiple, discount rate, and liquidity

discount are significant inputs used when

valuing certain equity securities. Earnings multiples

are selected based on
comparable entities and a higher multiple

will result in a higher fair value. Discount

rates are applied to cash flow forecasts to reflect

time value of money and the
risks associated with the cash flows.

A higher discount rate will result in a lower

fair value. Liquidity discounts may be applied

as a result of the difference in
liquidity between the comparable entity and

the equity securities being valued.
Inflation Rate Swap Curve
Inflation rate swap contracts valuation reflects

spread between interest rate curves and

the inflation rates. The inflation rates are not

observable and are
determined using proxy inputs such as inflation

indices (e.g., Consumer Price Index).
Net Asset Value
The fair value of certain private funds is based

on the net asset value determined by the

fund managers based on valuation methodologies,

as there are no
observable prices for these instruments.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
The following table presents

the Bank’s assets and liabilities recognized

at fair value and classified as Level 3, together

with the valuation techniques used to
measure fair value, the significant inputs

used in the valuation technique that are considered

unobservable,

and a range of values for those unobservable

inputs.
The range of values represents

the highest and lowest inputs

used in calculating the fair value.
Valuation Techniques and Inputs

Used in the Fair Value Measurement of Level 3 Assets and Liabilities

As at

October 31, 2025 October 31, 2024
Significant
Valuation unobservable Lower Upper Lower Upper
technique inputs (Level 3) range range range range Unit
Other debt securities Market comparable Bond price equivalent – 108 – 102 points
Equity securities 1 Market comparable New issue price 100 100 100 100%
Non-trading financial assets
at fair value through profit or loss Market comparable New issue price 100 100 100 100%
Discounted cash flow Discount rates 11 11 9 9%
EBITDA multiple Earnings multiple n/a 2 n/a – 20.0 times
Price-based Net Asset Value 3 n/a n/a n/a n/a
Derivatives

Interest rate contracts

Discounted cash flow Inflation rate swap curve n/a n/a 2 2%
Option model Funding ratio n/a n/a 75 75%
Swaption Model Currency-specific volatility 46 277 56 319%
Foreign exchange contracts

Option model Currency-specific volatility 3 26 5 26%
Equity contracts

Option model Price correlation 29 81 16 67%

Dividend yield – 8 2 7%

Equity volatility 12 111 13 27%
Commodity and other contracts

Option model Quanto correlation (67) (47) (67) (47) %
Market comparable Price equivalent 90 95 n/a n/a points
Trading deposits Swaption model Currency-specific volatility 46 277 53 319%
Financial liabilities designated
at fair value through profit or loss Option model Funding ratio 56 66 2 70%
1

Equity securities exclude the fair value of Federal Reserve stock and FHLB stock of $
1.7

billion (October 31, 2024 – $
3.2

billion) which are redeemable by the issuer at cost which
approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.
2

Not applicable.
3
The following table summarizes the potential

effect of using reasonably possible alternative

assumptions for financial assets and

financial liabilities held, that are
classified in Level 3 of the fair value hierarchy

as at October 31, 2025 and October 31, 2024.

For trading securities, non-trading securities

at FVTPL and equity
securities at FVOCI, the sensitivity was

calculated based on an upward and downward

shock of the fair value reported. For interest rate

derivatives, the Bank
performed a sensitivity analysis on the mortgage

spreads and unobservable inflation curve.

For equity derivatives, the sensitivity was

calculated based on an
upward and downward shock of fair value.

For financial liabilities designated at FVTPL,

the sensitivity was calculated based on an

upward and downward shock of
the funding ratio.
Sensitivity Analysis of Level 3 Financial

Assets and Liabilities
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Impact to net assets Impact to net assets
Decrease in Increase in Decrease in Increase in
fair value fair value fair value fair value
FINANCIAL ASSETS
Trading loans, securities, and other
Securities $ 5 $ 1 $ 3 $ 1
Non-trading financial assets at fair

value through profit or loss
Securities 189 63 155 39
Financial assets at fair value through other

comprehensive income
Equity securities 31 11 30 12
FINANCIAL LIABILITIES
Trading deposits – – – –
Derivatives
Interest rate contracts 35 18 28 17
Equity contracts 2 1 1 –
37 19 29 17
Financial liabilities designated at fair value

through profit or loss
– – 2 4
Total $ 262 $ 94 $ 219 $ 73
For the years ended October 31, 2025

and 2024, the aggregate difference yet

to be recognized in net income due to the difference

between the transaction price
and the amount determined using valuation

techniques with significant non-observable inputs

at initial recognition were immaterial.
(h)

FINANCIAL INSTRUMENTS DESIGNATED AT FAIR VALUE
Securities Designated at Fair Value through Profit

or Loss
Certain securities supporting insurance

contract liabilities within the Bank’s insurance

underwriting subsidiaries have been designated

at FVTPL to eliminate or
significantly reduce an accounting mismatch.

Insurance contract liabilities are measured

using a discount factor and changes in the discount

factor are recognized
on the Consolidated Statement of Income.

The unrealized gains or losses on securities

designated at FVTPL are recognized

on the Consolidated Statement of
Income in the same period as gains or losses

resulting from changes to the discount rate

used to value the insurance contract liabilities.
In addition, certain debt securities have been designated

at FVTPL as they are economically hedged

with derivatives and the designation eliminates

or
significantly reduces an accounting mismatch.
Financial Liabilities Designated at Fair Value through

Profit or Loss
Certain deposits have been designated at FVTPL

to reduce an accounting mismatch from

related economic hedges, and are included

in Financial liabilities
designated at FVTPL on the Consolidated

Balance Sheet. In addition, certain obligations

related to securities sold under repurchase

agreements have been
designated at FVTPL as the instruments

are part of a portfolio that is managed on a

fair value basis and have been included in Obligations

related to securities
sold under repurchase agreements on the Consolidated

Balance Sheet. The fair value of obligations

related to securities sold under repurchase

agreements
designated at FVTPL was $ 8,738

million as at October 31, 2025 (October

31, 2024 – $
9,736

million).
For financial liabilities designated at FVTPL,

the estimated amount that the Bank

would be contractually required to pay at

maturity, which is based on notional
amounts, was $ 1,708

million less than its fair value as at October

31, 2025 (October 31, 2024 – $
2,744

million).